MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

                    SUPPLEMENT DATED JUNE 17, 1997 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED MAY 23, 1997

     The name and biography of the portfolio manager for Fundamental Value Portfolio, which is listed under "Management of the Program -- Directors and Officers," is revised by deleting the paragraph relating to Kevin M. Rendino and adding the following:

     Geraldine Gunn (39) - Portfolio Manager (1) - Vice President of the Investment Adviser since 1989; Securities Analyst for Basic Value Fund since 1984.

Code  #18472 - 0596